Stockholders' Deficit - Summary of Stock Based Compensation Expense (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	$ 144,000	$ 5,000	$ 746,000	$ 21,000	$ 345,435	$ 38,417
Research and development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	27,000		99,000	9,000	64,020	14,431
Sales and marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	17,000		51,000		8,335
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	$ 100,000	$ 5,000	$ 596,000	$ 12,000	$ 273,080	$ 23,986